Expense Example	Sep. 26, 2025 USD ($)
Alder Value Fund [Member] | ADLER VALUE FUND | ADLER VALUE FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	1,456
Expense Example, with Redemption, 5 Years	2,739
Expense Example, with Redemption, 10 Years	5,786
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	692
Expense Example, with Redemption, 3 Years	1,248
Expense Example, with Redemption, 5 Years	1,829
Expense Example, with Redemption, 10 Years	3,398
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,908
Wavelenght Fund [Member] | WAVELENGTH FUND | WAVELENGTH FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	873
Expense Example, with Redemption, 10 Years	$ 1,952